SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2021
Note 20 - SEGEMENTED INFORMATION
20.	SEGMENTED INFORMATION

The Company’s revenues for the three and six months ended June 30, 2020 of $Nil and $29 (June 30, 2019 - $4,840 and $11,956) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine and processed material from the Avino Historic Above Ground stockpiles.

On the condensed consolidated interim statements of operations, the Company had revenue from the following product mixes:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Silver	$-	$1,892	$15	$4,744
Copper	-	2,676	9	6,479
Gold	-	1,484	5	3,738
Penalties, treatment costs and refining charges	-	(1,212)	-	(3,005)
Total revenue from mining operations	$-	$4,840	$29	$11,956

For the six months ended June 30, 2021, the Company had one customer (June 30, 2020 - three customers) that accounted for total revenues as follows:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Customer #1	$-	$4,915	$29	$8,884
Customer #2	-	-	-	(18)
Customer #3	-	-	-	-
Customer #4	-	225	-	225
Customer #5	-	(300)	-	2,865
Customer #6	-	-	-	-
Total revenue from mining operations	$-	$4,840	$29	$11,956

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	June 30, 2021	December 31, 2020
Exploration and evaluation assets - Mexico	$10,661	$10,051
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$10,662	$10,052

	June 30, 2021	December 31, 2020
Plant, equipment, and mining properties - Mexico	$33,781	$34,475
Plant, equipment, and mining properties - Canada	339	371
Total plant, equipment, and mining properties	$34,120	$34,846